Bridge Financing, Notes Payable, Accrued Interest and Cash Payment Obligation (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Beginning balance			$ (1,484,749)	$ (59,770)	$ (59,770)
Additions			(4,614,714)		(5,352,404)	(149,196)
Amortization	4,764,734	741,444	6,099,463	1,014,813	3,927,425	358,254
Ending balance					(1,484,749)	(59,770)
VMCO [Member]
Beginning balance			(481,390)	(12,031)	(12,031)	(1,569)
Additions			(1,936,191)		(1,409,797)	(30,276)
Amortization			2,417,581		940,438	19,814
Ending balance					(481,390)	(12,031)
ASID [Member]
Beginning balance			(1,003,359)	(47,739)	(47,739)	(267,259)
Additions			(2,678,523)		(3,942,607)	(118,920)
Amortization			3,681,882		2,986,987	338,440
Ending balance					$ (1,003,359)	$ (47,739)